Exhibit 99.4

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

August 27, 2015

American Homes 4 Rent
30601 Agoura Rd, Suite 200

Agoura Hills, California 91301

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by American Homes 4 Rent (the “Company”) and Goldman, Sachs & Co., Wells Fargo Securities, LLC and J.P. Morgan Securities LLC (collectively, the “Other Specified Parties” and, together with the Company, the “Specified Parties”), relating to the Specified Parties’ evaluation of certain information with respect to a portfolio of single-family rental properties in conjunction with the proposed offering of American Homes 4 Rent 2015-SFR2, Single-Family Rental Pass-Through Certificates (the “Transaction”).

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in the “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On July 27, 2015, representatives of the Company provided us with (i) a listing (the “Mortgaged Property Listing”) of 4,985 mortgaged properties. At your instruction, we randomly selected 1,246 mortgaged properties (the “Selected Mortgaged Properties”) from the Mortgaged Property Listing.

Representatives of the Company provided us with a computer-generated mortgaged property data file and related record layout on (i) July 29, 2015 (the “Initial Data File”) containing 4,648 mortgaged properties (the “Initial Mortgaged Properties”) and (ii) July 31, 2015 (the “Subsequent Data File”) containing 4,136 mortgaged properties (the “Subsequent Mortgaged Properties”).  The Initial Mortgaged Properties that are not also Selected Mortgaged Properties are hereinafter referred to as the “Non-Selected Initial Mortgaged Properties” and the Subsequent Mortgaged Properties that are not also Selected Mortgaged Properties are hereinafter referred to as the “Non-Selected Subsequent Mortgaged Properties.”

From July 28, 2015 to July 31, 2015, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix C) related to the Selected Mortgaged Properties.

At your request, for each of the applicable Selected Mortgaged Properties set forth on the Initial Data File (the Selected Mortgaged Properties listed in the attached Appendix A did not appear on the Initial Data File) and the Subsequent Data File (the Selected Mortgaged Properties listed in the attached Appendix B did not appear on the Subsequent Data File), we compared certain characteristics set forth on the Initial Data File and Subsequent Data File (the “Characteristics” as listed in Appendix C, other than those indicated by an asterisk), to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement, except as described in Appendix D.  Supplemental information is contained on Appendix E.

In addition, for each of the Initial Mortgaged Properties and Subsequent Mortgaged Properties set forth on the Initial Data File and Subsequent Data File, respectively, we compared certain Characteristics, as indicated by an asterisk on Appendix C, set forth on the Initial Data File and Subsequent Data File, as applicable, to the corresponding information derived from the related Source Documents, Initial Data File or Subsequent Data File, as applicable, and found them to be in agreement, except as described in Appendix D.  Supplemental information is contained on Appendix E.

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We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the mortgaged properties underlying any of the data files or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the mortgaged properties or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  The information provided to us, including the information set forth in the Initial Data File and Subsequent Data File, are the responsibility of the Company.

We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information.  Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.  We have no responsibility to update this report for events or circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

Appendix A

Selected Mortgaged Properties that did not appear on the Initial Data File

DFA0100	OH12593	OHA2021	TX16022
DFA0152	OH12896	OHA2046	TX16052
DFA0331	OH14701	OHA2070	TX16081
GA13923	OHA0016	OHA2102	TX16093
GA14585	OHA0021	OHA2122	TX16270
GAA0362	OHA0051	OHA2139	TX16807
IL12064	OHA0070	OHA2201	TX17512
ILA0063	OHA0072	OHA2214	TX17532
ILA0115	OHA0079	OHA2220	TX17692
ILA0195	OHA0085	OHA2227	TXA0353
INA0065	OHA0087	OHA2274	UT12017
INA0118	OHA0102	SC13721	UT12131
NC14984	OHA0123	TX00141	UT12137
NC16138	OHA0124	TX12079	UT12177
NC16170	OHA0126	TX12413	UT12428
NC17017	OHA0131	TX15497	UTA0008
OH00301	OHA0138	TX15649	UTA0143
OH12140	OHA0140	TX15661	UTA0148
OH12143	OHA0155	TX15830	UTA0168
OH12327	OHA0156	TX15893	UTA0177
OH12457	OHA2019

Appendix B

Selected Mortgaged Properties that did not appear on the Subsequent Data File

GA12801	IL13878	OH13739	SC12389	UT00158	ILA0063	OHA0123	TX15661
GA13084	IN14062	OH13934	SC12412	UT12149	ILA0115	OHA0124	TX15830
GA14480	IN14632	OH13971	SC12415	UT12472	ILA0195	OHA0126	TX15893
GA14582	IN14780	OH14087	SC12440	UT12649	INA0065	OHA0131	TX16022
IL00049	IN14790	OH14144	SC12525	UT12663	INA0118	OHA0138	TX16052
IL00270	NC14232	OH14165	SC12709	UT12670	NC14984	OHA0140	TX16081
IL12282	NC14704	OH14253	SC12778	UT12737	NC16138	OHA0155	TX16093
IL13018	NC15453	OH14283	SC12805	UT12753	NC16170	OHA0156	TX16270
IL13187	NC17038	OH14392	SC12854	UT12791	NC17017	OHA2019	TX16807
IL13259	NC17087	OH14428	SC13166	UT12927	OH00301	OHA2021	TX17512
IL13411	NC17245	OH14447	SC13277	UT12929	OH12140	OHA2046	TX17532
IL13413	OH00109	OH14670	SC13320	UT12954	OH12143	OHA2070	TX17692
IL13414	OH00154	OH14698	TX13754	UT12958	OH12327	OHA2102	TXA0353
IL13415	OH00175	OH14762	TX14133	UT12959	OH12457	OHA2122	UT12017
IL13448	OH00229	OH14961	TX14290	UT13128	OH12593	OHA2139	UT12131
IL13451	OH11103	OH14981	TX14562	UT13156	OH12896	OHA2201	UT12137
IL13464	OH12007	OH14996	TX14618	UT13157	OH14701	OHA2214	UT12177
IL13474	OH12124	OH14997	TX15241	UT13198	OHA0016	OHA2220	UT12428
IL13571	OH12718	OH15000	TX15632	UT13347	OHA0021	OHA2227	UTA0008
IL13583	OH12790	OH15038	TX15836	DFA0100	OHA0051	OHA2274	UTA0143
IL13595	OH12814	SC12035	TX15867	DFA0152	OHA0070	SC13721	UTA0148
IL13609	OH12845	SC12103	TX16079	DFA0331	OHA0072	TX00141	UTA0168
IL13754	OH12926	SC12278	TX16561	GA13923	OHA0079	TX12079	UTA0177
IL13762	OH12955	SC12293	TX16618	GA14585	OHA0085	TX12413
IL13781	OH13194	SC12319	TX16900	GAA0362	OHA0087	TX15497
IL13820	OH13331	SC12357	UT00125	IL12064	OHA0102	TX15649

Appendix C

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Selected Mortgaged Properties, Initial Mortgaged Properties or Subsequent Mortgaged Properties, as applicable, (the “Source Documents”):

The deed of trust (the “Deed”);

United States Postal Service website — www.usps.com (“USPS”);

The Company property data information file (the “Property Data File”);

The closing statement or servicing system screen prints (collectively, the “Final Settlement Statement”);

The sales receipt (the “Sales Receipt”); and

The lease agreement (the “Lease Agreement”).

Characteristics

Number	Characteristic on the Initial Data File or Subsequent Data File	Source Document
1	Property Address	Lease Agreement or USPS
2	City	Lease Agreement or USPS
3	State	Lease Agreement or USPS
4	Zip	Lease Agreement or USPS
5	Rented (yes/no)	Lease Agreement
6	Lease Start Date	Lease Agreement
7	Lease End Date	Lease Agreement
8	Contractual Rent (Monthly)	Lease Agreement
9	Acquisition Type	Sales Receipt or Final Settlement Statement
10	Acquisition Date	Sales Receipt or Final Settlement Statement
11	Purchase Price	Sales Receipt, Final Settlement Statement or Deed
12	Property Value	Property Data File
13	Valuation Date	Property Data File
14	MSA	Property Data File
15	Property Type	Property Data File
16	Condo (yes/ no)	Property Data File
17	Section 8 (yes/ no)	Property Data File
18	Swimming Pool (yes/ no)	Property Data File
19	Tenant Delinquent	Property Data File
20	Property Taxes	Property Data File
21	Closing Costs	Property Data File
22	Vacancy Expense	Property Data File
23	Insurance Expense	Property Data File
24	Turnover Expense	Property Data File
25	Repairs and Maintenance Expense	Property Data File
26	Total HOA Fees	Property Data File
27	Property Management Fees	Property Data File
28	Pool Maintenance Expense	Property Data File
29	Capital Expenditure Reserve	Property Data File
30	Other Costs	Property Data File
31	Other Receipts	Property Data File
32	Contractual Rent (Annual)*	Calculation — see procedure below
33	Original Length of Lease (months)*	Calculation — see procedure below
34	Remaining Lease Term (months)*	Calculation — see procedure below
35	Total Cost*	Calculation — see procedure below
36	Total Renovation Cost*	Calculation — see procedure below

*Comparisons were performed for each of the Initial Mortgaged Properties and Subsequent Mortgaged Properties set forth on the Initial Data File and Subsequent Data File, respectively.

With respect to Characteristic 32., we recomputed the Contractual Rent (Annual) amount by multiplying (i) Contractual Rent (Monthly) (as set forth on the Lease Agreement for the Selected Mortgaged Properties, the Initial Data File for the Non-Selected Initial Mortgaged Properties and the Subsequent Data File for the Non-Selected Subsequent Mortgaged Properties) by (ii) 12.

With respect to Characteristic 33., we recomputed the Original Length of Lease (months) by determining the number of payment dates from and inclusive of the Lease Start Date (as set forth on the Lease Agreement for the Selected Mortgaged Properties, the Initial Data File for the Non-Selected Initial Mortgaged Properties and the Subsequent Data File for the Non-Selected Subsequent Mortgaged Properties) to and inclusive of the Lease End Date (as set forth on the Lease Agreement for the Selected Mortgaged Properties, the Initial Data File for the Non-Selected Initial Mortgaged Properties and the Subsequent Data File for the Non-Selected Subsequent Mortgaged Properties).

With respect to Characteristic 34., we recomputed the Remaining Lease Term (months) by determining the number of payment dates from and exclusive of August 1, 2015 to and inclusive of the Lease End Date (as set forth on the Lease Agreement for the Selected Mortgaged Properties, the Initial Data File for the Non-Selected Initial Mortgaged Properties and the Subsequent Data File for the Non-Selected Subsequent Mortgaged Properties).  Further, at the instruction of the Company, if the Lease Start Date (as set forth on the Lease Agreement for the Selected Mortgaged Properties, the Initial Data File for the Non-Selected Initial Mortgaged Properties and the Subsequent Data File for the Non-Selected Subsequent Mortgaged Properties) is after August 1, 2015, we were instructed to note the Remaining Lease Term (months) as the Original Length of Lease (months).

With respect to Characteristic 35., we recomputed the Total Cost as the sum of the (i) Purchase Price (as set forth on the Sales Receipt, Final Settlement Statement or Deed for the Selected Mortgaged Properties, the Initial Data File for the Non-Selected Initial Mortgaged Properties and the Subsequent Data File for the Non-Selected Subsequent Mortgaged Properties), (ii) Total Renovation Cost (as calculated below) and (iii) Other Costs (as set forth on the Property Data File).

With respect to Characteristic 36., we recomputed the Total Renovation Cost as the sum of expenses related to (i) land improvements, (ii) swimming pool, (iii) building improvements, (iv) flooring, (v) roof, (vi) HVAC and (vii) appliances, each as set forth on the Initial Data File or Subsequent Data File, respectively.

Appendix D to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated August 27, 2015.

In applying our agreed-upon procedures as outlined above for the Initial Data File, we noted the following:

Exception Description Number	Exception Description
1	One difference in Property Address
2	One difference in City
3	Two differences in Contractual Rent (Monthly)
4	Five differences in Acquisition Date
5	One difference in Purchase Price
6	Two differences in Contractual Rent (Annual)
7	One difference in Remaining Lease Term (months)

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix E to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated August 27, 2015 (REDACTED)

Supplemental Information Related to the Findings Set Forth on Appendix D

Exception Description Number	Selected Mortgaged Property number	Characteristic	Characteristic set forth on the Initial Data File	Characteristic set forth on the Source Documents

1	IL13218	Property Address	[REDACTED]	[REDACTED]
2	NC17302	City	Kernsville	Kernersville
3	SC12181	Contractual Rent (Monthly)	$1,295.00	$1,400.00
3	TX16338	Contractual Rent (Monthly)	$1,375.00	$1,350.00
4	OH13982	Acquisition Date	01/24/14	10/29/14
4	OH14165	Acquisition Date	03/31/14	08/20/14
4	OH14189	Acquisition Date	04/04/14	10/29/14
4	OH14390	Acquisition Date	07/25/14	09/29/14
4	TX17327	Acquisition Date	01/23/15	01/22/15
5	TX15594	Purchase Price	$80,998.50	$80,798.50

Exception Description Number	Initial Mortgaged Property number	Characteristic	Characteristic set forth on the Initial Data File	Characteristic derived from the calculations described herein

6	SC12181	Contractual Rent (Annual)	$15,540.00	$16,800.00
6	TX16338	Contractual Rent (Annual)	$16,500.00	$16,200.00
7	TX16519	Remaining Lease Term (months)	12 months	5 months

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.